Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	John Hancock Funds III
Prospectus Date	rr_ProspectusDate	Jul. 01, 2012
John Hancock Global Shareholder Yield Fund | Prospectus Class A, B and C Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The primary objective of the fund is to seek to provide a high level of income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Capital appreciation is a secondary investment objective.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available on pages 15 to 17 of the prospectus under “Sales charge reductions and waivers” or pages 77 to 80 of the fund’s statement of additional information under “Initial Sales Charge on Class A and Class T Shares.”
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 19% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available on pages 15 to 17 of the prospectus under “Sales charge reductions and waivers” or pages 77 to 80 of the fund’s statement of additional information under “Initial Sales Charge on Class A and Class T Shares.”
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Management fee” has been restated to reflect the new management fee rate effective July 1, 2012.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Expenses ($)
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sold
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Kept
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The fund will seek to achieve its objective by investing in a diversified portfolio consisting primarily of global equity securities that have a history of attractive dividend yields and positive growth in free cash flow. Under normal circumstances, the fund invests at least 80% of its total assets in equity securities of dividend-paying companies located throughout the world. At least 40% of the fund’s net assets will be invested in securities of issuers located throughout the world, excluding the U.S. The fund may also invest up to 20% of its assets in securities issued by companies located in emerging markets when the subadviser believes they represent attractive investment opportunities. Securities held by the fund may be denominated in both U.S. dollars and foreign currencies.
The fund will invest in global equity investments across all market capitalizations. The fund will generally invest in companies with a market capitalization (i.e., total market value of a company’s shares) of $250 million or greater at the time of purchase. Although the fund may invest in securities across all market capitalizations, it may at any given time invest a significant portion of its assets in companies of one particular market capitalization category when the subadviser believes such companies offer attractive opportunities. The subadviser desires to produce superior risk-adjusted returns by building portfolios of businesses with outstanding risk/reward profiles and a focus on high “shareholder yield.” Shareholder yield refers to the collective financial impact on shareholders from the return of free cash flow through cash dividends, stock repurchases and debt reduction. By assembling a diversified portfolio of securities that, in the aggregate, possesses a high cash dividend, positive growth of free cash flow, share buyback programs and net debt reductions, the fund seeks to provide an attractive prospective return with inherently less volatility than the global equity market as a whole.
The subadviser seeks to produce a portfolio with a dividend yield exceeding that of the MSCI World Index. In selecting portfolio securities, the subadviser seeks securities of companies with solid long-term prospects, attractive valuations and adequate liquidity. The subadviser sells or reduces a position in a security when it believes the security will not meet expectations within a reasonable time, or when it believes those expectations have been fully realized.
The fund may invest up to 20% of its net assets in debt securities, including junk bonds, and in high yielding fixed-income securities rated below investment grade.
The fund may also invest up to 15% of its net assets in illiquid investments. The fund may also make limited use of certain derivative instruments, including futures and options (investments whose value is based on securities, indexes or currencies) for the purposes of generally reducing risk and/or obtaining efficient market exposure. The fund may invest in other types of equity securities and foreign stocks.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance.
Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its investment objective.
Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.
The fund’s main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.
Active management risk The subadviser’s investment strategy may fail to produce the intended result.
Changing distribution levels risk The distribution amounts paid by the fund generally depend on the amount of income and/or dividends paid by the fund’s investments.
Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.
Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.
Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.
Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.
Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:
Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.
Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.
High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.
Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.
Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.
Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.
Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.
Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling 1-800-225-5291, Monday–Thursday between 8:00 a.m. and 7:00 p.m. and on Fridays between 8:00 a.m. and 6:00 p.m., Eastern Time.

Calendar year total returns These do not include sales charges and would have been lower if they did. Calendar year total returns are shown only for Class A shares and would be different for other share classes.

Average annual total returns Performance of a broad-based market index is included for comparison.

		After-tax returns These are shown only for Class A shares and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns Performance of a broad-based market index is included for comparison.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-5291
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jhfunds.com/FundPerformance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns — Class A (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Calendar year total returns These do not include sales charges and would have been lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return The fund’s total return for the three months ended March 31, 2012 was 5.34%. Best quarter: Q3 ’10, 14.41% Worst quarter: Q4 ’08, -14.32%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) as of 12-31-11
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns These are shown only for Class A shares and would be different for other classes.
John Hancock Global Shareholder Yield Fund | Prospectus Class A, B and C Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JGYAX
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	5.00%
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management fee	rr_ManagementFeesOverAssets	0.80%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other expenses	rr_OtherExpensesOverAssets	0.37%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.47%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[3]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.42%
1 Year	rr_ExpenseExampleYear01	637
3 Years	rr_ExpenseExampleYear03	937
5 Years	rr_ExpenseExampleYear05	1,258
10 Years	rr_ExpenseExampleYear10	2,165
1 Year	rr_ExpenseExampleNoRedemptionYear01	637
3 Years	rr_ExpenseExampleNoRedemptionYear03	937
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,258
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,165
2008	rr_AnnualReturn2008	(30.49%)
2009	rr_AnnualReturn2009	22.98%
2010	rr_AnnualReturn2010	11.82%
2011	rr_AnnualReturn2011	5.33%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return The fund’s total return for the three months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.34%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.32%)
John Hancock Global Shareholder Yield Fund | Prospectus Class A, B and C Shares | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JGYBX
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management fee	rr_ManagementFeesOverAssets	0.80%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.68%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.48%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)	[3]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	2.12%
1 Year	rr_ExpenseExampleYear01	715
3 Years	rr_ExpenseExampleYear03	1,038
5 Years	rr_ExpenseExampleYear05	1,488
10 Years	rr_ExpenseExampleYear10	2,539
1 Year	rr_ExpenseExampleNoRedemptionYear01	215
3 Years	rr_ExpenseExampleNoRedemptionYear03	738
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,288
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,539
John Hancock Global Shareholder Yield Fund | Prospectus Class A, B and C Shares | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JGYCX
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management fee	rr_ManagementFeesOverAssets	0.80%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.43%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.23%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[3]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	2.12%
1 Year	rr_ExpenseExampleYear01	315
3 Years	rr_ExpenseExampleYear03	687
5 Years	rr_ExpenseExampleYear05	1,185
10 Years	rr_ExpenseExampleYear10	2,556
1 Year	rr_ExpenseExampleNoRedemptionYear01	215
3 Years	rr_ExpenseExampleNoRedemptionYear03	687
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,185
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,556
John Hancock Global Shareholder Yield Fund | Prospectus Class A, B and C Shares | before tax | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.06%
Inception	rr_AverageAnnualReturnSinceInception	0.52%
Inception date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2007
John Hancock Global Shareholder Yield Fund | Prospectus Class A, B and C Shares | before tax | Class B
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.54%)
Inception	rr_AverageAnnualReturnSinceInception	0.50%
Inception date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2007
John Hancock Global Shareholder Yield Fund | Prospectus Class A, B and C Shares | before tax | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.46%
Inception	rr_AverageAnnualReturnSinceInception	0.87%
Inception date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2007
John Hancock Global Shareholder Yield Fund | Prospectus Class A, B and C Shares | After tax on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.33%)
Inception	rr_AverageAnnualReturnSinceInception	(0.07%)
Inception date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2007
John Hancock Global Shareholder Yield Fund | Prospectus Class A, B and C Shares | After tax on distributions, with sale | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.54%
Inception	rr_AverageAnnualReturnSinceInception	0.39%
Inception date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2007
John Hancock Global Shareholder Yield Fund | Prospectus Class A, B and C Shares | MSCI World Index (gross of foreign withholding taxes on dividends)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.02%)
Inception	rr_AverageAnnualReturnSinceInception	(2.02%)
Inception date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2007

[1]	(on certain purchases, including those of $1 million or more)
[2]	"Management fee" has been restated to reflect the new management fee rate effective July 1, 2012.
[3]	The adviser has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.42%, 2.12% and 2.12% for Class A, Class B and Class C shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement will remain in effect through June 30, 2013, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at the time.